Nature of business and significant events (Details) $ / shares in Units, $ in Thousands, $ in Thousands							1 Months Ended	2 Months Ended	12 Months Ended
	Aug. 30, 2021 MXN ($) tranche	Dec. 14, 2020 MXN ($)	Oct. 08, 2020 $ / shares shares	Mar. 13, 2020 MXN ($) shares	Mar. 13, 2020 USD ($) shares	Mar. 10, 2020 $ / shares shares	Jul. 31, 2020	Oct. 07, 2020 $ / shares	Dec. 31, 2021 MXN ($) item shares	Jan. 03, 2021 MXN ($) shares	Dec. 31, 2019 MXN ($) shares	Mar. 13, 2020 USD ($) shares
Nature of business and significant events (Details) [Line Items]
Number of catalogs published throughout the year | item									12
Percentage of products sold in the United States									90.00%
Payment conditions to suppliers										120 days
Cash obtained				$ 498,445
Net cash				181,734
Liability transaction equivalent fair value				$ 55,810
Shares offered for subscription and payment | shares				2,040,000	2,040,000
Percentage of shares held by shareholders				87.70%	87.70%
Percentage of shares held by acquired entity shareholders				6.40%	6.40%
Percentage of shares held by other investors				5.90%	5.90%
issuance of shares issued and outstanding | shares				34,451,020					37,316,546	34,451,020	30,199,945	34,451,020
Purchase total share | shares						5,804,125
Purchase option unit share | shares						250,000
Option issue share | shares						250,000
Additional share | shares						250,000
Issuance share | shares						214,020
Exercise price per share | $ / shares								$ 11.44
Warrant holder receive share | shares			0.37
Increase equity		$ 4,724
Total investment									$ 1,070,958
Major ordinary share transactions [Member]
Nature of business and significant events (Details) [Line Items]
Payments related to construction									$ 397,000	$ 508,958	$ 165,000
Two Tranche Sustainability Bond [Member]
Nature of business and significant events (Details) [Line Items]
Debt instrument, number of tranches | tranche	2
Notional amount	$ 1,500,000
Bottom of range [member]
Nature of business and significant events (Details) [Line Items]
Payment conditions of clients										14 days
Shares vested over a period							4 years
Bottom of range [member] | Two Tranche Sustainability Bond [Member]
Nature of business and significant events (Details) [Line Items]
Maturity term	4 years
Top of range [member]
Nature of business and significant events (Details) [Line Items]
Payment conditions of clients										28 days
Shares vested over a period							5 years
Top of range [member] | Two Tranche Sustainability Bond [Member]
Nature of business and significant events (Details) [Line Items]
Maturity term	7 years
United States of America, Dollars
Nature of business and significant events (Details) [Line Items]
Cash obtained												$ 22,767
Net cash					$ 7,519
Exercise price per share | $ / shares			$ 11.44			$ 11.50
Paid exercise price per share | $ / shares						0.50
Exercise price per share adjusted for dividends paid | $ / shares						$ 11.44